Net Income Per Limited Partner Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended
	Jan. 22, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 23, 2014	Apr. 23, 2014	Oct. 31, 2014	Oct. 23, 2013	Jul. 23, 2013	Apr. 24, 2013
Net Income (Loss) Per Limited Partner Unit
Repurchased units not deemed outstanding		279,125	169,816				119,915				279,125		169,816	119,915
Net Income Per Limited Partner Unit
Net income attributable to Global Partners LP		$ 42,508	$ 34,042	$ 25,815	$ 4,825	$ (22,067)					$ 86,799	$ 8,573	$ 42,615	$ 46,743	$ 19,352
Declared distribution		19,319		17,425							56,414	51,196	69,070	60,132	44,112
Assumed allocation of undistributed net income		23,189		8,390							30,385	(42,623)	(26,455)	(11,460)	(24,760)
Assumed allocation of net income		42,508		25,815							86,799	8,573	42,615	46,743	19,352
Denominator:
Basic weighted average limited partner units outstanding		27,183,000		27,333,000							27,229,000	27,350,000	27,329,000	26,393,000	21,280,000
Diluted weighted average limited partner units outstanding		27,307,000		27,333,000							27,312,000	27,593,000	27,560,000	26,567,000	21,474,000
Basic net income per limited partner unit (in dollars per unit)		$ 1.50	$ 1.20	$ 0.91	$ 0.15	$ (0.83)	$ 0.81	$ 0.24	$ 0.67	$ (0.06)	$ 3.03	$ 0.23	$ 1.43	$ 1.73	$ 0.88
Diluted net income per limited partner unit (in dollars per unit)		$ 1.50	$ 1.20	$ 0.91	$ 0.15	$ (0.83)	$ 0.81	$ 0.24	$ 0.66	$ (0.06)	$ 3.03	$ 0.23	$ 1.42	$ 1.71	$ 0.87
Quarterly cash distribution declared (in dollars per unit)	$ 0.6125
General Partner Interest
Denominator:
Quarterly cash distribution declared (in dollars per unit)																$ 0.6375	$ 0.6250
Subsequent event | General Partner Interest
Denominator:
Quarterly cash distribution declared (in dollars per unit)																		$ 0.6525
Common Unitholders
Net Income Per Limited Partner Unit
Net income attributable to Global Partners LP		40,885		24,773							82,635	6,267	39,094	45,531	18,668
Declared distribution		17,899		16,459							52,531	48,554	65,356	58,360	43,160
Assumed allocation of undistributed net income		22,986		8,314							30,104	(42,287)	(26,262)	(10,900)	(24,492)
Assumed allocation of net income		40,885		24,773							82,635	6,267	39,094	45,531	18,668
Denominator:
Basic weighted average limited partner units outstanding		27,183,000		27,333,000							27,229,000	27,350,000	27,329,000	26,393,000	21,280,000
Dilutive effect of phantom units		124,000									83,000	243,000	231,000	174,000	194,000
Diluted weighted average limited partner units outstanding		27,307,000		27,333,000							27,312,000	27,593,000	27,560,000	26,567,000	21,474,000
Basic net income per limited partner unit (in dollars per unit)		$ 1.50		$ 0.91							$ 3.03	$ 0.23	$ 1.43	$ 1.73	$ 0.88
Diluted net income per limited partner unit (in dollars per unit)		$ 1.50		$ 0.91							$ 3.03	$ 0.23	$ 1.42	$ 1.71	$ 0.87
General Partner Interest
Net Income Per Limited Partner Unit
Net income attributable to Global Partners LP		1,623		1,042							4,164	2,306	3,521	1,212	684
Declared distribution		150		138							439	407	547	489	464
Assumed allocation of undistributed net income		203		76							281	(336)	(193)	(560)	(268)
Assumed allocation of net income		353		214							720	71	354	(71)	196
Denominator:
Quarterly cash distribution declared (in dollars per unit)	$ 0.6125																		$ 0.60	$ 0.5875	$ 0.5825
IDRs
Net Income Per Limited Partner Unit
Declared distribution		1,270		828							3,444	2,235	3,167	1,283	488
Assumed allocation of net income		$ 1,270		$ 828							$ 3,444	$ 2,235	$ 3,167	$ 1,283	$ 488